UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	10/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.9%
U. S. Government Securities - 99.9%
U.S. Treasury Inflation Protected
Securities,
Bonds	1.88	7/15/19	3,771,213	[a]	3,922,563
U.S. Treasury Inflation Protected
Securities,
Bonds	2.00	1/15/26	7,266,729	[a]	8,157,144
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/19	3,378,453	[a,b]	3,388,098
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	10,698,106	[a]	10,737,588
U.S. Treasury Inflation Protected
Securities,
Notes	1.25	7/15/20	11,735,214	[a]	12,205,265
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	6,784,556	[a]	6,797,475
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	3,316,705	[a]	3,401,734
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	8,661,010	[a]	8,673,883
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/22	2,715,447	[a,b]	2,711,254
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/22	2,145,755	[a]	2,152,973
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/23	4,770,111	[a]	4,750,150
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/23	7,531,986	[a]	7,615,368
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/24	11,563,019	[a,b]	11,782,911
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/24	20,000,796	[a,b]	19,768,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.9% (continued)
U. S. Government Securities - 99.9% (continued)
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	2,857,207	[a,b]	2,855,283
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	3,802,102	[a]	3,850,593
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/26	972,962	[a]	945,951
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	10,320,425	[a]	10,186,341
Total Bonds and Notes
(cost $123,937,252)					123,903,004
Description			Shares		Value ($)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $322,673)			322,673	[c]	322,673
Total Investments (cost $124,259,925)			100.1%		124,225,677
Liabilities, Less Cash and Receivables			(0.1%)		(164,159)
Net Assets			100.0%		124,061,518

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b

Security, or portion thereof, on loan. At October 31, 2017, the value of the fund’s securities on loan was $24,994,750 and the value of the collateral held by the fund was $25,574,727, consisting of U.S. Government & Agency securities.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U. S. Government & Agencies	99.9
Money Market Investment	.2
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2017 (Unaudited)

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
assets ($)
investments in securities:
registered investment
company	322,673	-	-	322,673
U.S. Treasury	-	123,903,004	- 123,903,004

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At October 31, 2017, accumulated net unrealized depreciation on investments was $34,248, consisting of $417,038 gross unrealized appreciation and $451,286 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9%
Asset-Backed Certificates - 1.1%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	1,600,000	[b]	1,601,580
Starwood Waypoint Homes 2017-1 Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	2.19	1/17/35	2,874,499	[b,c]	2,885,480
Verizon Owner Trust,
Ser. 2017-3A, Cl. A1A	2.06	4/20/22	2,485,000	[b]	2,488,433
					6,975,493
Asset-Backed Ctfs./Auto Receivables - 2.0%
Ally Auto Receivables Trust,
Ser. 2017-4, Cl. A4	1.96	7/15/22	3,005,000		2,991,082
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	1,270,000		1,270,068
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	1,305,000	[b]	1,304,988
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A4	1.95	10/16/23	2,395,000		2,386,648
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	550,000	[b]	550,169
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	710,000	[b]	710,045
Toyota Auto Receivables Owner Trust,
Ser. 2017-C, Cl. A4	1.98	12/15/22	3,365,000		3,354,931
					12,567,931
Commercial Mortgage Pass-Through Ctfs. - 1.6%
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	2,570,000		2,639,682
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	4,375,000		4,596,014
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[b]	861,509
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,781,401		1,848,571
					9,945,776
Consumer Discretionary - 1.7%
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	1,470,000		1,941,467
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		530,316
AMC Networks,
Gtd. Notes	4.75	8/1/25	440,000		440,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
Consumer Discretionary - 1.7% (continued)
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	1,446,000	[b]	1,468,254
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/47	1,060,000	[b]	1,047,221
Sky,
Gtd. Notes	3.75	9/16/24	3,030,000	[b]	3,124,807
Time Warner,
Gtd. Debs.	5.35	12/15/43	1,520,000		1,626,417
					10,179,032
Consumer Staples - 1.9%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	1,800,000		2,028,350
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/39	1,560,000		2,024,944
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	1,480,000		1,561,205
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[b]	1,929,746
Post Holdings,
Gtd. Notes	5.50	3/1/25	1,920,000	[b]	2,001,600
Reynolds American,
Gtd. Notes	4.85	9/15/23	1,745,000		1,921,454
					11,467,299
Energy - 4.9%
Cenovus Energy,
Sr. Unscd. Notes	5.25	6/15/37	1,210,000	[b]	1,240,847
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	965,000	[b]	997,569
Concho Resources,
Gtd. Notes	4.88	10/1/47	455,000		484,503
Energy Transfer,
Sr. Unscd. Notes	4.90	2/1/24	1,855,000		1,988,929
Energy Transfer,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,744,443
EQT,
Sr. Unscd.Notes	3.00	10/1/22	170,000		169,525
EQT,
Sr. Unscd.Notes	3.90	10/1/27	1,230,000		1,227,718
Genesis Energy,
Gtd. Notes	6.75	8/1/22	3,430,000		3,558,625
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	7,710,000		9,917,929
MPLX,
Sr. Unscd. Notes	4.13	3/1/27	855,000		881,135
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	905,000		971,970

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
Energy - 4.9% (continued)
Petrobras Global Finance,
Gtd. Notes	7.38	1/17/27	1,460,000		1,623,520
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	1,980,000		2,118,558
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,122,383
					30,047,654
Financials - 12.1%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	4,050,000	[b]	4,080,245
AerCap Ireland Capital ,
Gtd. Notes	3.50	5/26/22	1,500,000		1,542,617
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,086,532
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	2,305,000		2,526,004
Bank of America,
Sr. Unscd. Notes	2.15	11/9/20	3,230,000		3,217,380
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	1,495,000		1,623,148
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	2,120,000		2,247,981
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,635,000		1,667,287
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	2,100,000		2,204,572
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,810,000		3,142,832
Citigroup,
Sr. Unscd. Notes, 3 Month LIBOR +
1.56%	3.89	1/10/28	4,985,000	[c]	5,142,076
Citigroup,
Sub. Notes	4.75	5/18/46	2,170,000		2,363,283
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	2,300,000		2,345,588
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	3,550,000		3,868,287
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR
+ .83%	2.14	3/12/19	3,415,000	[c]	3,434,873
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	390,000		394,375
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.10%	2.42	11/15/18	4,720,000	[c]	4,761,515
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.60%	2.92	11/29/23	5,300,000	[c]	5,525,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
Financials - 12.1% (continued)
JPMorgan Chase & Co.,
Sub. Notes		4.25	10/1/27	2,360,000		2,502,966
JPMorgan Chase & Co.,
Sub. Notes		3.63	12/1/27	1,675,000		1,687,203
KeyBank,
Sr. Unscd. Notes		2.50	11/22/21	1,210,000		1,215,255
Lloyds Banking Group,
Sub. Notes		4.65	3/24/26	3,300,000		3,509,163
Morgan Stanley,
Sr. Unscd. Notes		4.30	1/27/45	3,800,000		4,014,935
Principal Financial Group,
Gtd. Notes		4.30	11/15/46	1,600,000		1,680,412
Prudential Financial,
Jr. Sub. Notes, 3 Month LIBOR + 4.18%		5.88	9/15/42	1,650,000	[c]	1,822,012
Quicken Loans,
Gtd. Notes		5.75	5/1/25	2,125,000	[b]	2,263,125
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	200,000	[b]	199,992
Wells Fargo & Co.,
Sr. Unscd. Notes		3.07	1/24/23	1,625,000		1,647,446
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	1,520,000		1,607,333
						74,323,530
Foreign/Governmental - 10.4%
Abu Dhabi Government,
Sr. Unscd. Notes		4.13	10/11/47	2,125,000	[b]	2,109,339
Argentina POM Politica Monetaria,
Bonds, Argentine 7-Day Reference Rate	ARS	26.25	6/21/20	865,000	[c]	54,156
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	1,355,000	[d]	1,479,660
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	3,355,000	[e]	1,437,382
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	47,030,000		2,686,763
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	24.50	5/31/22	28,900,000	[c]	1,746,357
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	1,405,000		1,528,591
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	525,000	[b]	519,666
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	2,456,100,000	[f]	22,714,475
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	825,600,000	[f]	7,647,857
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	36,665,000		1,738,608

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
Foreign/Governmental - 10.4% (continued)
Mexican Government,
Sr. Unscd. Notes	4.15		3/28/27	820,000	[d]	853,415
Mexican Government,
Sr. Unscd. Notes	4.75		3/8/44	1,350,000		1,352,524
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	2,415,000	[b]	3,039,668
Saudi Government,
Sr. Unscd. Notes	3.63		3/4/28	1,020,000	[b]	1,013,625
Senegalese Government,
Unscd. Notes	6.25		5/23/33	1,650,000	[b]	1,710,472
Senegalese Government,
Unscd. Notes	6.25		5/23/33	200,000		207,330
Turkish Government,
Bonds	TRY	11.00	2/24/27	21,530,000		5,516,511
Turkish Government,
Sr. Unscd. Notes	5.75		5/11/47	815,000		778,529
Ukrainian Government,
Sr. Unscd. Notes	7.38		9/25/32	1,180,000	[b]	1,165,658
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	53,230,000	[b]	1,853,838
Uruguayan Government,
Sr. Unscd. Notes	4.38		10/27/27	2,655,000		2,878,352
						64,032,776
Health Care - 3.2%
Abbott Laboratories,
Sr. Unscd. Notes	4.90		11/30/46	1,860,000		2,092,101
AbbVie,
Sr. Unscd. Notes	3.20		5/14/26	2,125,000		2,115,627
Aetna,
Sr. Unscd. Notes	2.80		6/15/23	2,640,000		2,628,252
AmerisourceBergen,
Sr. Unscd. Notes	3.25		3/1/25	910,000		923,170
Gilead Sciences,
Sr. Unscd. Notes	4.75		3/1/46	1,180,000		1,339,690
HCA,
Gtd. Notes	5.38		2/1/25	2,130,000		2,195,902
Medtronic,
Gtd. Notes	4.63		3/15/45	1,415,000		1,605,821
Mylan,
Gtd. Notes	3.15		6/15/21	2,440,000		2,469,469
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88		9/23/23	2,285,000		2,264,536
UnitedHealth Group,
Sr. Unscd. Notes	4.75		7/15/45	1,735,000		2,011,311
						19,645,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
Industrials - 2.1%
CSX,
Sr. Unscd. Notes	2.60	11/1/26	2,607,000		2,503,172
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	1,895,000	[b]	1,970,519
FedEx,
Gtd. Notes	4.40	1/15/47	1,940,000		2,024,557
General Electric,
Sr. Unscd. Notes, 3 Month LIBOR + .51%	1.87	1/14/19	3,310,000	[c]	3,325,361
United Rentals North America,
Gtd. Notes	5.75	11/15/24	1,980,000		2,106,225
Waste Management,
Gtd. Notes	6.10	3/15/18	710,000		721,510
Waste Management,
Gtd. Notes	4.60	3/1/21	540,000		578,583
					13,229,927
Information Technology - 2.0%
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/47	1,345,000	[b]	1,393,667
Broadcom,
Gtd. Notes	3.00	1/15/22	2,805,000	[b]	2,841,957
Dell International,
Sr. Scd. Notes	6.02	6/15/26	1,265,000	[b]	1,414,467
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	900,000		959,772
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	2,150,000		2,108,558
Visa,
Sr. Unscd. Notes	3.15	12/14/25	1,945,000		1,988,384
Zayo Group,
Gtd. Notes	5.75	1/15/27	1,725,000	[b]	1,822,031
					12,528,836
Materials - 1.1%
Ardagh Packaging Finance,
Gtd. Notes	6.00	2/15/25	2,100,000	[b]	2,233,875
Chemours,
Gtd. Notes	5.38	5/15/27	440,000		470,800
Equate Petrochemical,
Gtd. Notes	3.00	3/3/22	1,400,000	[b]	1,388,100
Glencore Funding,
Gtd. Notes	4.63	4/29/24	1,170,000	[b]	1,248,825
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,435,000		1,514,164
					6,855,764
Municipal Bonds - 1.9%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,479,621

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
Municipal Bonds - 1.9% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	4,640,000		4,779,989
New York City,
GO (Build America Bonds)	5.99	12/1/36	980,000		1,262,485
					11,522,095
Real Estate - 1.7%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	425,000		436,211
Alexandria Real Estate Equities,
Gtd. Notes	4.50	7/30/29	1,560,000		1,653,064
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,515,000		1,538,600
Digital Realty Trust,
Gtd. Notes	3.70	8/15/27	1,240,000		1,259,687
Omega Healthcare Investors,
Gtd. Notes	5.25	1/15/26	1,975,000		2,083,272
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	2,040,000		2,093,005
Vereit Operating Partnership,
Gtd. Notes	3.95	8/15/27	1,455,000		1,455,837
					10,519,676
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	33,446		33,848
Prudential Home Mortgage Securities,
Ser. 1994-A, Cl. 5B, 3 Month LIBOR +
0%	6.73	4/28/24	239	[b,c]	234
Residential Funding Mortgage Securities I
Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	19,371		19,308
					53,390
Telecommunications - 2.0%
AT&T,
Sr. Unscd. Notes	4.90	8/14/37	4,345,000		4,356,533
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	3,190,000		3,341,668
Rogers Communications,
Gtd. Notes	4.10	10/1/23	1,025,000		1,090,199
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	1,010,000		1,115,660
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/25	2,335,000	[b]	2,352,765
					12,256,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
U. S. Government Agencies Mortgage-Backed - 25.0%
Federal Home Loan Mortgage Corp.:
4.00%			11,890,000	[g,h]	12,478,462
3.00%, 11/1/46			3,794,670	[h]	3,803,350
3.50%, 8/1/30-8/1/46			12,169,587	[h]	12,599,700
5.00%, 10/1/18-9/1/40			228,742	[h]	251,128
5.50%, 5/1/40			103,008	[h]	113,265
6.00%, 6/1/22			111,899	[h]	118,151
6.50%, 9/1/29-3/1/32			2,370	[h]	2,644
7.00%, 11/1/31			54,319	[h]	57,825
7.50%, 12/1/25-1/1/31			4,168	[h]	4,315
8.00%, 1/1/28			2,623	[h]	3,049
8.50%, 7/1/30			318	[h]	375
Multiclass Mortgage Participation
Ctfs., REMIC, Ser. 51, Cl. E, 10.00%,
7/15/20			10,762	[h]	11,271
Federal National Mortgage Association:
3.00%			2,810,000	[g,h]	2,838,594
4.00%			25,010,000	[g,h]	26,244,869
3.00%, 10/1/30-4/1/46			38,974,532	[h]	39,655,714
3.28%, 3/1/27			13,362,608	[h]	13,803,603
3.50%, 1/1/31-3/1/46			30,524,703	[h]	31,549,420
4.00%, 12/1/43			1,691,798	[h]	1,783,612
5.00%, 5/1/18-11/1/20			124,525	[h]	127,494
5.50%, 2/1/33-7/1/40			2,698,467	[h]	3,013,051
6.00%, 1/1/19-12/1/22			95,188	[h]	104,091
6.50%, 3/1/26-10/1/32			16,548	[h]	18,354
7.00%, 2/1/29-6/1/32			15,334	[h]	16,563
7.50%, 11/1/27-3/1/31			2,609	[h]	2,750
8.00%, 12/1/25			4,112	[h]	4,391
Pass-Through Ctfs., REMIC, Ser. 1988-
16, Cl. B, 9.50%, 6/25/18			55	[h]	55
Government National Mortgage Association I:
5.50%, 4/15/33			572,245		647,763
6.50%, 4/15/28-7/15/32			8,465		9,385
7.00%, 4/15/28-9/15/31			2,654		3,007
7.50%, 12/15/26-11/15/30			690		695
8.00%, 5/15/26-10/15/30			8,120		8,348
8.50%, 4/15/25			1,003		1,029
9.00%, 10/15/27			5,839		5,861
9.50%, 2/15/25			681		684
Government National Mortgage Association II:
3.00%, 11/20/45			4,707,937		4,768,543
6.50%, 2/20/31-7/20/31			38,333		44,678

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
U. S. Government Agencies Mortgage-Backed - 25.0%
(continued)
7.00%, 11/20/29			127		147
					154,096,236
U. S. Government Securities - 25.5%
U.S. Treasury Bonds	4.50	2/15/36	12,760,000	[d]	16,335,541
U.S. Treasury Bonds	3.00	2/15/47	1,585,000	[d]	1,623,665
U.S. Treasury Bonds	3.00	5/15/47	2,085,000	[d]	2,135,863
U.S. Treasury Bonds	2.75	8/15/47	5,480,000		5,338,933
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .07%	1.18	4/30/19	39,065,000	[c]	39,097,217
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	11,380,478	[i]	11,525,619
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	24,080,991	[i]	23,768,129
U.S. Treasury Notes	1.50	4/15/20	925,000		920,953
U.S. Treasury Notes	1.50	8/15/20	2,395,000		2,381,201
U.S. Treasury Notes	1.38	9/15/20	6,890,000	[d]	6,824,868
U.S. Treasury Notes	1.88	1/31/22	20,150,000		20,097,263
U.S. Treasury Notes	1.75	5/31/22	3,585,000		3,549,500
U.S. Treasury Notes	1.75	6/30/22	18,620,000		18,420,708
U.S. Treasury Notes	1.88	7/31/22	2,665,000		2,649,385
U.S. Treasury Notes	1.88	9/30/22	2,625,000		2,607,773
					157,276,618
Utilities - 1.7%
Dominion Energy,
Sr. Unscd. Notes, Ser. D	2.85	8/15/26	2,365,000	[d]	2,296,126
Duke Energy,
Sr. Unscd. Notes	3.15	8/15/27	355,000		353,137
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,326,264
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		403,124
KazTransGas,
Gtd. Notes	4.38	9/26/27	1,190,000	[b]	1,178,005
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	1,210,000		1,327,552
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	1,410,000		1,536,430
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		548,009

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 101.9% (continued)
Utilities - 1.7% (continued)
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75		7/1/37	550,000		755,154
						10,723,801
Total Bonds and Notes
(cost $623,313,362)						628,248,538
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount ($)[a]		Value ($)
Options Purchased - .0%
Call Options - .0%
10 Year Interest Rate Swaption,
Contracts 30,940 Citigroup	2.10		4/2018	309,400		185,504
South African Rand Cross Currency,
Contracts 3,225 JP Morgan Chase Bank	TRY	3.85	11/2017	3,225,000		3,650
Swedish Krona Cross Currency,
Contracts 14,730 Goldman Sachs
International	NOK	1.04	1/2018	14,730,000		8,436
						197,590
Put Options - .0%
British Pound Cross Currency,
Contracts 800 Citigroup	EUR	0.90	11/2017	800,000		20,276
Japanese Yen Cross Currency,
Contracts 2,325 JP Morgan Chase Bank	CAD	86.00	1/2018	2,325,000		13,139
						33,415
Total Options Purchased
(cost $230,977)						231,005
	Yield at
	Date of		Maturity	Principal
Description	Purchase (%)		Date	Amount ($)[a]		Value ($)
Short-Term Investments - .3%
U.S. Treasury Bills
(cost $1,564,142)	1.12		3/1/18	1,570,000	[j]	1,563,920
Description				Shares		Value ($)
Other Investment - 3.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $22,683,837)				22,683,837	[k]	22,683,837
Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $4,724,086)				4,724,086	[k]	4,724,086

Total Investments (cost $652,516,404)	106.7%	657,451,386
Liabilities, Less Cash and Receivables	(6.7%)	(41,197,051)
Net Assets	100.0%	616,254,335

GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit

ARS—Argentine Peso
CAD—Canadian Dollar
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
TRY—Turkish Lira
UYU—Uruguayan Peso

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $58,012,321 or 9.41% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security, or portion thereof, on loan. At October 31, 2017, the value of the fund’s securities on loan was $25,664,114 and the value of the collateral held by the fund was $26,723,264, consisting of cash collateral of $4,724,086 and U.S. Government & Agency securities valued at $21,999,178.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g	Purchased on a forward commitment basis.
h

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

i	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j	Held by or on behalf of a counterparty for open futures contracts.
k	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U. S. Government and Agencies/Mortgage-Backed	50.5
Corporate Bonds	34.4
Foreign/Governmental	10.4
Short-Term/Money Market Investments	4.8
Asset-Backed	3.1
Municipal Bonds	1.9
Commercial Mortgage-Backed	1.6
Options Purchased	.0
Residential Mortgage-Backed	.0
106.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2017 (Unaudited)

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	19,543,424	-	19,543,424
Commercial Mortgage-Backed	-	9,945,776	-	9,945,776
Corporate Bonds†	-	211,778,223	- 211,778,223
Foreign Government	-	64,032,776	-	64,032,776
Municipal Bonds†	-	11,522,095	-	11,522,095
Registered Investment
Companies	27,407,923	-	-	27,407,923
Residential Mortgage-Backed	-	53,390	-	53,390
U.S. Government
Agencies/Mortgage-Backed	-	154,096,236	- 154,096,236
U.S. Treasury	-	158,840,538	- 158,840,538
Other Financial Instruments:
Futures††	892,535	-	-	892,535
Forward Foreign Currency
Exchange Contracts††	-	637,507	-	637,507
Options Purchased	-	231,005	-	231,005
Liabilities($)
Other Financial Instruments:
Futures††	(782,622)	-	-	(782,622)
Forward Foreign Currency
Exchange Contracts††	-	(333,380)	-	(333,380)
Options Written	-	(40,048)	-	(40,048)
Swaps††	-	(174,430)	-	(174,430)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Intermediate Term Income Fund
October 31, 2017 (Unaudited)

					Unrealized
					Appreciation
	Number of		Notional		(Depreciation)
Description	Contracts	Expiration	Value	Value ($)	($)
Futures Long
Euro BTP Italian
Government Bond	21	12/2017	3,354,109	3,414,628	60,519
U. S. Treasury 2 Year Notes	447	12/2017	96,609,858	96,265,641	(344,217)
U. S. Treasury 5 Year Notes	472	12/2017	55,672,925	55,312,500	(360,425)
Futures Short
Euro-Bobl	210	12/2017	(32,189,368)	(32,235,812)	(46,444)
Euro-Bond	31	12/2017	(5,845,421)	(5,876,957)	(31,536)
Japanese 10 Year Bond	23	12/2017	(30,606,842)	(30,436,744)	170,098
U.S. Treasury 10 Year
Notes	638	12/2017	(80,372,043)	(79,710,125)	661,918
Gross Unrealized Appreciation					892,535
Gross Unrealized Depreciation					(782,622)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Intermediate Term Income Fund
October 31, 2017 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount ($) [a]		Value ($)
Call Options:
British Pound Cross Currency
November 2017 @ GBP 0.945	Citigroup	800	800,000	EUR	(6)
Japanese Yen Cross Currency	JP Morgan Chase
January 2018 @ JPY 92	Bank	2325	2,325,000	CAD	(2,955)
South African Rand,	Morgan Stanley
December 2017 @ ZAR 14.5	Capital Services	935	935,000		(22,167)
South Korean Won,	Morgan Stanley
December 2017 @ KRW 1,200	Capital Services	940	940,000		(1,139)
Put Options:
Hungarian Forint Cross Currency	JP Morgan Chase
November 2017 @ HUF 69.5	Bank	3425	3,425,000	PLN	(1)
South African Rand Cross
Currency	JP Morgan Chase
November 2017 @ ZAR 3.64	Bank	3225	3,225,000	TRY	(6,439)
Swedish Krona Cross Currency	Goldman Sachs
January 2018 @ SEK 1	International	14730	14,730,000	NOK	(7,341)
Total Options Written
(premiums received $63,885)					(40,048)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

CAD—Canadian Dollar
EUR—Euro
NOK—Norwegian Krone
PLN—Polish Zloty
TRY—Turkish Lira

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Intermediate Term Income Fund
October 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States
Dollar	2,024,233	Thai Baht	67,245,000	11/13/17	(9)
Barclays Bank
		United States
Czech Koruna	20,890,000	Dollar	940,184	11/13/17	8,729
United States
Dollar	940,184	Euro	802,474	11/13/17	4,769
Citigroup
		United States
Argentine Peso	46,560,000	Dollar	2,602,431	11/13/17	12,589
		United States
Chilean Peso	647,490,000	Dollar	999,213	11/13/17	17,965
		United States
British Pound	780,000	Dollar	1,025,314	11/30/17	11,548
		United States
Indonesian Rupiah 24,893,095,000		Dollar	1,864,428	11/13/17	(30,958)
		United States
Indian Rupee	61,720,000	Dollar	952,616	11/13/17	(1,391)
		United States
Malaysian Ringgit	4,040,000	Dollar	937,791	11/13/17	15,937
		United States
Norwegian Krone	18,975,000	Dollar	2,377,215	11/30/17	(52,446)
		United States
Swedish Krona	22,690,000	Dollar	2,769,556	11/30/17	(54,616)
		United States
Turkish Lira	940,000	Dollar	260,850	11/13/17	(14,005)
United States
Dollar	8,715,693	Euro	7,455,000	11/30/17	17,352
United States
Dollar	1,478,651	Philippine Peso	76,790,000	11/13/17	(7,486)
Goldman Sachs International
		United States
Colombian Peso	2,873,509,925	Dollar	960,077	11/14/17	(16,779)
United States
Dollar	936,984	Canadian Dollar	1,200,000	11/30/17	6,593
United States		South African
Dollar	1,713,104	Rand	22,860,000	11/13/17	100,108
HSBC
		United States
Japanese Yen	131,900,000	Dollar	1,172,602	11/30/17	(11,064)
United States
Dollar	30,576,665	Japanese Yen	3,439,410,000	11/30/17	288,517

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank
		United States
Peruvian New Sol	4,860,000	Dollar	1,488,013	11/13/17	6,154
		United States
Polish Zloty	6,890,000	Dollar	1,890,608	11/13/17	2,207
		United States
Singapore Dollar	1,750,000	Dollar	1,309,434	11/13/17	(25,522)
		United States
Turkish Lira	5,895,000	Dollar	1,633,960	11/13/17	(85,924)
United States
Dollar	1,928,784	Hong Kong Dollar	14,950,000	1/12/18	9,880
United States
Dollar	1,922,208	Hungarian Forint	495,460,000	11/13/17	67,738
United States
Dollar	1,425,768	South Korean Won	1,622,011,000	11/13/17	(22,092)
United States
Dollar	3,815,085	Taiwan Dollar	115,330,000	11/13/17	(11,088)
UBS
		United States
Czech Koruna	103,445,000	Dollar	4,683,009	11/13/17	15,904
United States
Dollar	4,683,009	Euro	3,973,265	11/13/17	51,517
Gross Unrealized Appreciation					637,507
Gross Unrealized Depreciation					(333,380)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional	Currency/	(Pay) Receive		Unrealized
Amount($)†	Floating Rate	Fixed Rate (%)	Expiration	(Depreciation) ($)
	USD - 3 Month US
	CPI Urban
201,100,000	Consumers NSA	(1.68)	4/25/2018	(174,430)
Gross Unrealized Depreciation				(174,430)

CPI—Consumer Price Index
USD—United States Dollar
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or

NOTES

interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at October 31, 2017 are set forth in the Statement of Swap Agreements.

At October 31, 2017, accumulated net unrealized appreciation on investments was $4,958,819, consisting of $11,801,176 gross unrealized appreciation and $6,842,357 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.1%
Asset-Backed Certificates - 1.3%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	420,000	[b]	420,415
Starwood Waypoint Homes 2017-1 Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	2.19	10/17/19	772,179	[b,c]	775,129
Towd Point Mortgage Trust,
Ser. 2017-2, Cl. A1	2.75	4/25/57	911,783	[b]	917,512
					2,113,056
Asset-Backed Ctfs./Auto Receivables - 2.2%
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	340,000		340,018
Countrywide Asset-Backed Certificates,
Ser. 2004-6, Cl. 2A5, 1 Month LIBOR +
.78%	2.02	11/25/34	742,371	[c]	738,117
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	350,000	[b]	349,997
OSCAR US Funding Trust VII,
Ser. 2017-1A, Cl. A4	3.30	5/10/24	820,000	[b]	825,979
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	150,000	[b]	150,046
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	190,000	[b]	190,012
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	1,040,683		1,041,010
					3,635,179
Commercial Mortgage Pass-Through Ctfs. - .4%
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	580,000		595,726
Consumer Discretionary - 3.0%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,136,372
AMC Networks,
Gtd. Notes	4.75	8/1/25	120,000		120,150
Charter Communication,
Sr. Scd. Notes	4.46	7/23/22	380,000		401,164
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		689,856
Cox Communications,
Sr. Unscd. Notes	3.15	8/15/24	355,000	[b]	352,268
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	[b]	1,228,111

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.1% (continued)
Consumer Discretionary - 3.0% (continued)
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		900,992
					4,828,913
Consumer Staples - 3.0%
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	915,000		945,651
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,526,079
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	575,000		582,669
Newell Brands,
Sr. Unscd. Notes	3.15	4/1/21	500,000		511,322
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	380,000	[b]	408,526
Reynolds American,
Gtd. Notes	8.13	6/23/19	800,000		877,303
					4,851,550
Energy - 2.0%
Concho Resources,
Gtd. Notes	3.75	10/1/27	215,000		217,493
ConocoPhillips,
Gtd. Notes	4.20	3/15/21	575,000		611,087
Energy Transfer,
Sr. Unscd. Notes	4.15	10/1/20	775,000		809,507
Energy Transfer,
Sr. Unscd. Notes	5.20	2/1/22	385,000		419,168
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		234,858
EQT,
Sr. Unscd. Notes	3.00	10/1/22	395,000		393,896
Kinder Morgan Energy Partner,
Gtd. Notes	4.15	2/1/24	600,000		625,464
					3,311,473
Financials - 12.3%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	[b]	765,676
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	350,000		359,944
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	455,000		460,860
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	425,000		477,377
Bank of America,
Sr. Unscd. Bond	2.15	11/9/20	550,000		547,851
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		147,808

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.1% (continued)
Financials - 12.3% (continued)
Bank of America,
Sr. Unscd. Notes	2.63	4/19/21	960,000		965,313
Bank of America,
Sr. Unscd. Notes, 3 Month LIBOR +
1.04%	2.40	1/15/19	1,335,000	[c]	1,348,337
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	545,000		548,718
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	480,000		503,902
Capital One Financial,
Sr. Unscd. Notes	3.05	3/9/22	950,000		964,323
Citizens Financial Group,
Sr. Unscd. Notes	2.38	7/28/21	975,000		967,985
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	465,000		474,217
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		626,554
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR
+ .83%	2.14	3/12/19	855,000	[c]	859,975
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		626,130
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	725,000		730,897
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.10%	2.42	11/15/18	1,295,000	[c]	1,306,390
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.60%	2.92	11/29/23	795,000	[c]	828,764
HSBC Holdings,
Sr. Unscd. Notes	2.65	1/5/22	1,080,000		1,082,152
ING Groep,
Sr. Unscd. Notes	3.15	3/29/22	660,000		673,828
KeyBank,
Sr. Unscd. Bond	2.50	11/22/21	265,000		266,151
Lloyds Banking Group,
Sr. Unscd. Notes	3.10	7/6/21	725,000		738,680
Morgan Stanley,
Sr. Unscd. Notes, 3 Month LIBOR +
1.18%	2.54	1/20/22	900,000	[c]	914,316
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	600,000		602,840
Quicken Loans,
Gtd. Notes	5.75	5/1/25	500,000	[b]	532,500
Visa,
Sr. Unscd. Notes	3.15	12/14/25	915,000		935,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.1% (continued)
Financials - 12.3% (continued)
Wells Fargo & Company,
Sr. Unscd Notes		2.60	7/22/20	860,000		871,714
						20,128,612
Foreign/Governmental - 5.2%
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	665,000	[d]	726,180
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	2,770,000		158,246
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	375,000		407,987
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	243,700,000	[e]	2,253,783
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	315,000,000	[e]	2,917,968
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	4,570,000		216,704
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	325,000	[b]	409,065
Turkish Government,
Unscd. Bonds	TRY	11.00	2/24/27	1,465,000		375,369
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	14,140,000	[b]	492,453
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	545,000		590,848
						8,548,603
Health Care - 5.5%
Abbott Laboratories,
Sr. Unscd. Notes		2.90	11/30/21	760,000		772,470
Amgen,
Sr. Unscd. Notes		2.65	5/11/22	985,000		989,553
Celgene,
Sr. Unscd. Notes		2.13	8/15/18	600,000		601,885
Gilead Sciences,
Sr. Unscd. Notes		2.55	9/1/20	1,085,000		1,099,362
HCA,
Gtd. Notes		5.38	2/1/25	500,000		515,470
Medtronic,
Gtd. Notes		2.50	3/15/20	1,190,000		1,206,549
Mylan,
Gtd. Notes		3.15	6/15/21	490,000		495,918
Shire Acquisitions Investments,
Gtd. Notes		2.40	9/23/21	1,150,000		1,143,162
UnitedHealth Group,
Sr. Unscd. Bonds		2.13	3/15/21	960,000		960,310
Zimmer Biomet Holdings,
Sr. Unscd. Notes		2.70	4/1/20	1,250,000		1,261,184
						9,045,863

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.1% (continued)
Industrials - 1.9%
Boeing,
Sr. Unscd. Notes	2.13	3/1/22	1,225,000		1,224,251
General Electric,
Sr. Unscd. Notes, 3 Month LIBOR + .51%	1.87	1/14/19	1,195,000	[c]	1,200,546
United Rentals North America,
Gtd. Notes	5.75	11/15/24	220,000		234,025
Waste Management,
Gtd. Notes	6.10	3/15/18	155,000		157,513
Waste Management,
Gtd. Notes	4.60	3/1/21	205,000		219,647
					3,035,982
Information Technology - .8%
Amazon. com,
Sr. Unscd. Notes	2.40	2/22/23	410,000	[b]	407,609
Dell International ,
Sr. Scd. Notes	5.45	6/15/23	400,000	[b]	438,731
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	240,000		255,939
Zayo Group,
Gtd. Notes	5.75	1/15/27	255,000	[b]	269,344
					1,371,623
Materials - .4%
Chemours,
Gtd. Notes	5.38	5/15/27	70,000		74,900
Equate Petrochemical,
Gtd. Notes	3.00	3/3/22	350,000	[b]	347,025
Glencore Funding,
Gtd. Notes	3.00	10/27/22	190,000	[b]	190,372
					612,297
Municipal Bonds - .7%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	1,055,000		1,086,829
Real Estate - 1.4%
Alexandria Real Estate Equities,
Gtd. Notes	4.60	4/1/22	430,000		459,077
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		370,686
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/20	485,000		489,685
Ventas Realty,
Gtd. Notes	3.10	1/15/23	440,000		441,310
Welltower,
Sr. Unscd. Notes	5.25	1/15/22	441,000		484,424
					2,245,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.1% (continued)
Residential Mortgage Pass-Through Ctfs. - .5%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	33,172		33,570
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1, 1 Month LIBOR +
.35%	1.59	8/25/36	811,206	[c]	796,789
					830,359
Telecommunications - .5%
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		553,220
AT&T,
Sr. Unscd. Notes	3.20	3/1/22	250,000		254,566
					807,786
U. S. Government Agencies Mortgage-Backed - .0%
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs., REMIC, Ser.
2003-49, Cl. JE, 3.00%, 4/25/33			27,111	[f]	27,272
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31			5,095		6,036
7.50%, 11/20/29-12/20/30			4,937		5,832
					39,140
U. S. Government Securities - 55.4%
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .06%	1.17	7/31/19	2,125,000	[c]	2,126,116
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .17%	1.28	10/31/18	4,000,000	[c]	4,008,203
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .19%	1.30	4/30/18	20,225,000	[c,d]	20,248,085
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	2,035,365	[g]	2,061,323
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	2,845,612	[g]	2,808,641
U.S. Treasury Notes	1.00	5/31/18	1,500,000	[d]	1,497,274
U.S. Treasury Notes	0.63	6/30/18	7,740,000		7,702,210
U.S. Treasury Notes	0.75	2/15/19	11,075,000	[d]	10,969,009
U.S. Treasury Notes	0.75	7/15/19	19,390,000	[d]	19,125,282
U.S. Treasury Notes	1.50	8/15/20	2,880,000		2,863,406
U.S. Treasury Notes	1.38	8/31/20	14,300,000	[d]	14,163,983
U.S. Treasury Notes	2.25	4/30/21	1,100,000	[d]	1,115,641
U.S. Treasury Notes	1.13	7/31/21	990,000		963,606
U.S. Treasury Notes	1.88	4/30/22	215,000		214,064
U.S. Treasury Notes	1.88	9/30/22	405,000		402,342
					90,269,185

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.1% (continued)
Utilities - 1.6%
Dominion Resources,
Sr. Unscd. Notes, Ser. C	2.00		8/15/21	1,280,000		1,260,281
Eversource Energy,
Sr. Unscd. Bonds, Ser. K	2.75		3/15/22	465,000		469,479
Exelon,
Jr. Sub. Notes	3.50		6/1/22	500,000		515,045
KazTransGas,
Gtd. Notes	4.38		9/26/27	315,000	[b]	311,825
						2,556,630
Total Bonds and Notes
(cost $160,403,921)						159,913,988
Description /Number of	Exercise		Expiration	Notional
Contract/Counterparty	Price		Date	Amount ($)[a]		Value ($)
Options Purchased - .0%
Call Options - .0%
10 Year Interest Rate Swaption,
Contracts 4,100 Citigroup	2.10		4/2018	41,000		24,582
South African Rand Cross Currency,
Contracts 575 JP Morgan Chase Bank	TRY	3.85	11/2017	575,000		651
Swedish Krona Cross Currency,
Contracts 1,965 Goldman Sachs
International	NOK	1.04	1/2018	1,965,000		1,125
						26,358
Put Options - .0%
British Pound Cross Currency,
Contracts 140 Citigroup	EUR	0.90	11/2017	140,000		3,548
Japanese Yen Cross Currency,
Contracts 310 JP Morgan Chase Bank	CAD	86.00	1/2018	310,000		1,752
						5,300
Total Options Purchased
(cost $31,488)						31,658
	Yield at
	Date of		Maturity	Principal
Description	Purchase (%)		Date	Amount ($)[a]		Value ($)
Short-Term Investments - .1%
U.S. Treasury Bills
(cost $139,484)	1.11		3/1/18	140,000	[h]	139,458
Description				Shares		Value ($)
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,380,258)				2,380,258	[i]	2,380,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $751,450)	751,450 [i]	751,450
Total Investments (cost $163,706,601)	100.1%	163,216,812
Liabilities, Less Cash and Receivables	(0.1%)	(210,434)
Net Assets	100.0%	163,006,378

LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit

ARS—Argentine Peso
CAD—Canadian Dollar
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
TRY—Turkish Lira
UYU—Uruguayan Peso

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $9,782,595 or 6.0% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security, or portion thereof, on loan. At October 31, 2017, the value of the fund’s securities on loan was $53,307,981 and the value of the collateral held by the fund was $54,852,622, consisting of cash collateral of $751,450 and U.S. Government & Agency securities valued at $54,101,172.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Held by or on behalf of a counterparty for open futures contracts.
i	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U. S. Government and Agencies/Mortgage-Backed	55.4
Corporate Bonds	32.4
Foreign/Governmental	5.2
Asset-Backed	3.5
Short-Term/Money Market Investments	2.0
Municipal Bonds	.7
Residential Mortgage-Backed	.5
Commercial Mortgage-Backed	.4
Options Purchased	.0
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2017 (Unaudited)

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Didn’t	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,748,235	-	5,748,235
Commercial Mortgage-Backed	-	595,726	-	595,726
Corporate Bonds†	-	52,795,912	-	52,795,912
Foreign Government	-	8,548,603	-	8,548,603
Municipal Bonds†	-	1,086,829	-	1,086,829
Registered Investment
Companies	3,313,708	-	-	3,313,708
Residential Mortgage-Backed	-	830,359	-	830,359
U.S. Government
Agencies/Mortgage-Backed	-	178,597	-	178,597
U.S. Treasury	-	90,269,185	-	90,269,185
Other Financial Instruments:
Futures††	200,155	-	-	200,155
Forward Foreign Currency
Exchange Contracts††	-	91,916	-	91,916
Options Purchased	-	31,658	-	31,658
Liabilities($)
Other Financial Instruments:
Futures††	(248,880)	-	-	(248,880)
Forward Foreign Currency
Exchange Contracts††	-	(43,313)	-	(43,313)
Options Written	-	(6,634)	-	(6,634)
Swaps††	-	(44,930)	-	(44,930)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Short Term Income Fund
October 31, 2017 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value	Value ($)	(Depreciation) ($)
Futures Long
Euro BTP Italian
Government Bond	3	12/2017	479,175	487,804	8,629
U.S. Treasury 2 Year
Notes	91	12/2017	19,668,989	19,597,703	(71,286)
U.S. Treasury 5 Year
Notes	177	12/2017	20,907,591	20,742,188	(165,403)
Futures Short
Euro-Bobl	29	12/2017	(4,445,203)	(4,451,612)	(6,409)
Euro-Bond	5	12/2017	(942,114)	(947,896)	(5,782)
Japanese 10 Year Bond	5	12/2017	(6,653,604)	(6,616,684)	36,920
U.S. Treasury 10 Year
Notes	114	12/2017	(14,397,481)	(14,242,875)	154,606
Gross Unrealized Appreciation					200,155
Gross Unrealized Depreciation					(248,880)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Short Term Income Fund
October 31, 2017 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount ($) [a]		Value ($)
Call Options:
British Pound Cross Currency
November 2017 @ GBP 0.945	Citigroup	140	140,000	EUR	(1)
Japanese Yen Cross Currency	JP Morgan Chase
January 2018 @ JPY 92	Bank	310	310,000	CAD	(394)
South African Rand,	Morgan Stanley
December 2017 @ ZAR 14.5	Capital Services	165	165,000		(3,912)
South Korean Won,	Morgan Stanley
December 2017 @ KRW 1,200	Capital Services	165	165,000		(200)
Put Options:
Hungarian Forint Cross Currency	JP Morgan Chase
November 2017 @ HUF 69.5	Bank	610	610,000	PLN	-
South African Rand Cross
Currency	JP Morgan Chase
November 2017 @ ZAR 3.64	Bank	575	575,000	TRY	(1,148)
Swedish Krona Cross Currency	Goldman Sachs
January 2018 @ SEK 1	International	1,965	1,965,000	NOK	(979)
Total Options Written
(premiums received $10,378)					(6,634)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

CAD—Canadian Dollar
EUR—Euro
NOK—Norwegian Krone
PLN—Polish Zloty
TRY—Turkish Lira
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Short Term Income Fund
October 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States
Dollar	293,348	Thai Baht	9,745,000	11/13/17	(1)
Citigroup
		United States
Argentine Peso	5,910,000	Dollar	330,228	11/13/17	1,704
		United States
Chilean Peso	86,140,000	Dollar	132,932	11/13/17	2,390
		United States
British Pound	100,000	Dollar	131,450	11/30/17	1,481
		United States
Indonesian Rupiah	3,339,770,000	Dollar	250,185	11/13/17	(4,198)
		United States
Indian Rupee	9,540,000	Dollar	147,245	11/13/17	(215)
		United States
Malaysian Ringgit	540,000	Dollar	125,348	11/13/17	2,130
		United States
Norwegian Krone	2,575,000	Dollar	322,600	11/30/17	(7,117)
		United States
Swedish Krona	2,955,000	Dollar	360,689	11/30/17	(7,113)
		United States
Turkish Lira	260,000	Dollar	72,150	11/13/17	(3,874)
United States
Dollar	1,174,952	Euro	1,005,000	11/30/17	2,339
United States
Dollar	190,055	Philippine Peso	9,870,000	11/13/17	(962)
Goldman Sachs International
		United States
Colombian Peso	379,040,000	Dollar	126,642	11/14/17	(2,213)
United States
Dollar	124,931	Canadian Dollar	160,000	11/30/17	879
United States		South African
Dollar	196,340	Rand	2,620,000	11/13/17	11,473
HSBC
United States
Dollar	4,991,475	Japanese Yen	561,465,000	11/30/17	47,099
JP Morgan Chase Bank
		United States
Peruvian New Sol	625,000	Dollar	191,360	11/13/17	791
		United States
Polish Zloty	930,000	Dollar	255,191	11/13/17	298
		United States
Singapore Dollar	240,000	Dollar	179,579	11/13/17	(3,500)
		United States
Turkish Lira	650,000	Dollar	180,165	11/13/17	(9,474)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank (continued)
United States
Dollar	305,767	Hong Kong Dollar	2,370,000	1/12/18	1,566
United States
Dollar	259,509	Hungarian Forint	66,890,000	11/13/17	9,145
United States
Dollar	191,054	South Korean Won	217,350,000	11/13/17	(2,960)
United States
Dollar	580,219	Taiwan Dollar	17,540,000	11/13/17	(1,686)
UBS
		United States
Czech Koruna	16,540,000	Dollar	747,143	11/13/17	4,174
United States
Dollar	747,143	Euro	635,429	11/13/17	6,447
Gross Unrealized Appreciation					91,916
Gross Unrealized Depreciation					(43,313)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Short Term Income Fund
October 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional	Currency/	(Pay) Receive		Unrealized
Amount($)†	Floating Rate	Fixed Rate (%)	Expiration	(Depreciation) ($)
	USD - 3 Month US
	CPI Urban
51,800,000	Consumers NSA	(1.68)	4/25/2018	(44,930)
Gross Unrealized Depreciation				(44,930)

CPI—Consumer Price Index
USD—United States Dollar
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or

NOTES

interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at October 31, 2017 are set forth in the Statement of Swap Agreements.

At October 31, 2017, accumulated net unrealized depreciation on investments was $486,045, consisting of $786,344 gross unrealized appreciation and $1,272,389 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)